Share Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 SEK (kr) Employee kr / shares shares	Dec. 31, 2017 SEK (kr) Employee kr / shares shares	Dec. 31, 2016 kr / shares shares	May 18, 2018 kr / shares	Dec. 31, 2015
Disclosure of Information About Board Management and Employees [line items]
Matching result percentage					22.22%
Number of shares issued	1,594,920
Strike price | kr / shares			kr 80
Percentage of performance share awards granted	200.00%
Average price of share | kr / shares	kr 66.97
Purchased call options [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares issued			1,000,000
Purchase of options shares			2,000,000
Purchase price | kr / shares			kr 0.49
No compensation expenses recognized during the period			Seven-year period
Class B shares [member]
Disclosure of Information About Board Management and Employees [line items]
Per share value | kr / shares	kr 5.00
Number of exercise and matching and vesting shares transferred		33,000,000
Percentage of shares outstanding		1.00%
Number of shares outstanding		3,297,000,000
Number of treasury shares	37,000,000
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [line items]
Service period	3 years
Fair value share price | kr / shares	kr 65.79	kr 57.15
Liability arising from key contribution plan | kr	kr 668	kr 511
Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [line items]
Matching share for each contribution share purchased	1
Key contributor retention plan [member] | Top of range [member]
Disclosure of Information About Board Management and Employees [line items]
Employees nominated	10.00%
Executive Performance Stock Plan [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of employees offered participation		0.50%
Executive Performance Stock Plan [member] | Bottom of range [member]
Disclosure of Information About Board Management and Employees [line items]
Number of performance matching shares to senior managers in addition to ordinary shares		4
Executive Performance Stock Plan [member] | Top of range [member]
Disclosure of Information About Board Management and Employees [line items]
Number of performance matching shares to senior managers in addition to ordinary shares		6
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares issued	3,000,000	3,000,000
Fair value | kr	kr 65.79	kr 65.68
Share price | kr		kr 57.15
Recognized service period	Over the service period of three years.
Long-term variable compensation program [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period	3 years
Vesting description	Awards under LTV are granted to the participant, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period ("Performance Share Awards").
Period of employement eligibility for awards	3 years
Long-term variable compensation program [member] | Executive team [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares issued	800,000	700,000
Per share value | kr / shares				kr 79.70
Vesting level percentage	200.00%
Increase in number of shares	400,000
Total number of shares	1,200,000
Share price | kr	kr 62.93
Stock Purchase plan 2016 [member]
Disclosure of Information About Board Management and Employees [line items]
Description of type of plan			If the contribution shares are retained by the employee for three years after the investment and their employment with the Ericsson Group continues during that time, then the employee's shares will be matched with a corresponding number of Ericsson B sshares or ADSs free of consideration. Employees in 100 countries participate in the plans.
Stock purchase plan contribution period			12 months
Employee retained contribution shares after investment, Period			3 years
Number of countries participated in stock purchase plan			100
Stock Purchase plan 2016 [member] | Top of range [member] | Employees [member]
Disclosure of Information About Board Management and Employees [line items]
Gross fixed salary			7.50%
Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Service period		3 years
The President and CEO [member]
Disclosure of Information About Board Management and Employees [line items]
Number of matching shares received by serving employees	0
The President and CEO [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	180.00%
Other members of executive team [member]
Disclosure of Information About Board Management and Employees [line items]
Number of matching shares received by serving employees	67,987
Members of executive team [member]
Disclosure of Information About Board Management and Employees [line items]
Total employees | Employee	14	16
Other participants [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		22.50%
Other participants [member] | Bottom of range [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	30.00%
Other participants [member] | Top of range [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	70.00%
Senior Managers [member] | Employee stock purchase plan [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period	3 years
Number of employees who selected for plan	182	500
Number of employees nominated for plan	170	452
Number of awards	Two award levels at 15% and 22.5% of the participants' annual gross salary.
Retention of key employees [member] | Key contributor plan [member]
Disclosure of Information About Board Management and Employees [line items]
Number of employees who selected for plan	6,037	7,000
Number of employees nominated for plan	5,886	6,876
Number of awards	Two award levels at 10% and 25% of the participants’ annual gross salary
Employee retention period	3 years